UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Clovis Capital Management, L.P.
Address: 640 Fifth Avenue
         14th Floor
         New York, NY  10019

13F File Number:  028-10654

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Podell
Title:     Chief Financial Officer
Phone:     (212) 332-1912

Signature, Place, and Date of Signing:

 /s/      Jeffrey Podell     New York, NY     November 10, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    27

Form 13F Information Table Value Total:    $646,638 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES CORP                       COM              00130H105    20496  2100000 SH       SOLE                  2100000        0        0
ALLIED WRLD ASSUR COM HLDG A   SHS              H01531104    37597   700000 SH       SOLE                   700000        0        0
AON CORP                       COM              037389103    18891   450000 SH       SOLE                   450000        0        0
BANK OF NEW YORK MELLON CORP   COM              064058100     1456    78333 SH       SOLE                    78333        0        0
BARNES & NOBLE INC             COM              067774109    21471  1815000 SH       SOLE                  1815000        0        0
BLACKSTONE GROUP L P           COM UNIT LTD     09253U108     1269   105950 SH       SOLE                   105950        0        0
CB RICHARD ELLIS GROUP INC     CL A             12497T101    17498  1300000 SH       SOLE                  1300000        0        0
CHARMING SHOPPES INC           COM              161133103     2600  1000000 SH       SOLE                  1000000        0        0
CIGNA CORP                     COM              125509109    49699  1185000 SH       SOLE                  1185000        0        0
EVEREST RE GROUP LTD           COM              G3223R108    37706   475000 SH       SOLE                   475000        0        0
GLOBAL PMTS INC                COM              37940X102    24234   600000 SH       SOLE                   600000        0        0
GRACE W R & CO DEL NEW         COM              38388F108    30303   910000 SH       SOLE                   910000        0        0
HERTZ GLOBAL HOLDINGS INC      COM              42805T105    29370  3300000 SH       SOLE                  3300000        0        0
ITT CORP NEW                   COM              450911102    10500   250000 SH       SOLE                   250000        0        0
JPMORGAN CHASE & CO            COM              46625H100     1594    52937 SH       SOLE                    52937        0        0
KINETIC CONCEPTS INC           COM NEW          49460W208    23062   350000 SH       SOLE                   350000        0        0
MOTOROLA SOLUTIONS INC         COM NEW          620076307    98465  2350000 SH       SOLE                  2350000        0        0
MYRIAD GENETICS INC            COM              62855J104    33732  1800000 SH       SOLE                  1800000        0        0
NEWS CORP                      CL A             65248E104    20124  1300000 SH       SOLE                  1300000        0        0
NYSE EURONEXT                  COM              629491101    17430   750000 SH       SOLE                   750000        0        0
PFIZER INC                     COM              717081103      884    50000 SH       SOLE                    50000        0        0
PLAINS EXPL& PRODTN CO         COM              726505100    21575   950000 SH       SOLE                   950000        0        0
PVH CORP                       COM              693656100    46592   800000 SH       SOLE                   800000        0        0
RACKSPACE HOSTING INC          COM              750086100    10242   300000 SH  PUT  SOLE                   300000        0        0
TRANSATLANTIC HLDGS INC        COM              893521104    55798  1150000 SH       SOLE                  1150000        0        0
VALIDUS HOLDINGS LTD           COM SHS          G9319H102    13706   550000 SH       SOLE                   550000        0        0
WILLIS GROUP HOLDINGS PUBLIC   SHS              G96666105      344    10000 SH       SOLE                    10000        0        0